UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   October 30, 2007

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  155206

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     5723   131445 SH       SOLE                   131445
Amphenol                       COM              032095101     4869   122465 SH       SOLE                   122465
Automatic Data Processing      COM              053015103     5151   112150 SH       SOLE                   112150
BHP Billiton                   COM              088606108     3381    43020 SH       SOLE                    43020
Berkshire Hathaway B           COM              084670207     6323     1600 SH       SOLE                     1600
CVS Caremark                   COM              126650100     5629   142031 SH       SOLE                   142031
Cisco Systems                  COM              17275R102     7416   223860 SH       SOLE                   223860
Colgate Palmolive              COM              194162103     5431    76150 SH       SOLE                    76150
ConocoPhillips                 COM              20825C104     5038    57395 SH       SOLE                    57395
Corning                        COM              219350105     3694   149870 SH       SOLE                   149870
Coventry Healthcare            COM              222862104     4658    74872 SH       SOLE                    74872
Danaher                        COM              235851102     5576    67412 SH       SOLE                    67412
Diageo                         COM              25243Q205     5691    64870 SH       SOLE                    64870
EOG Resources                  COM              26875P101     4446    61473 SH       SOLE                    61473
Estee Lauder                   COM              518439104     3887    91555 SH       SOLE                    91555
Exxon Mobil                    COM              30231G102      459     4955 SH       SOLE                     4955
Franklin Resources             COM              354613101     4646    36443 SH       SOLE                    36443
Genzyme                        COM              372917104     4474    72210 SH       SOLE                    72210
J P Morgan Chase & Co.         COM              46625H100     4297    93778 SH       SOLE                    93778
Johnson & Johnson              COM              478160104     5332    81162 SH       SOLE                    81162
Medtronic                      COM              585055106     4711    83507 SH       SOLE                    83507
Metlife                        COM              59156R108     4980    71415 SH       SOLE                    71415
Microsoft                      COM              594918104     4400   149340 SH       SOLE                   149340
PepsiCo                        COM              713448108     5650    77120 SH       SOLE                    77120
Progressive                    COM              743315103     3186   164128 SH       SOLE                   164128
Qiagen                         COM              N72482107      981    50522 SH       SOLE                    50522
Simpson Manufacturing          COM              829073105     2329    73130 SH       SOLE                    73130
Suncor Energy                  COM              867229106     4754    50144 SH       SOLE                    50144
Texas Instruments              COM              882508104     5055   138139 SH       SOLE                   138139
United Parcel Service          COM              911312106     5051    67260 SH       SOLE                    67260
United Technologies            COM              913017109     7145    88779 SH       SOLE                    88779
VeriSign                       COM              92343E102     4162   123365 SH       SOLE                   123365
Wells Fargo                    COM              949746101     5358   150424 SH       SOLE                   150424
Standard&Poors                                  78462F103     1058 6935.000 SH       SOLE                 6935.000
Vanguard FTSE All World                         922042775      264 4425.000 SH       SOLE                 4425.000